                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 10, 2004

            FOR THE COMBINATION OF ADVANCE CAPITAL I, INC. BOND FUND
                                 WITH AND INTO
                 ADVANCE CAPITAL RETIREMENT I, INC. INCOME FUND

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated March 10, 2004, relating to the Special Meeting of Shareholders of the Advance Capital I, Inc. Bond Fund (the "Bond Fund"), to be held on April 22, 2004, at 10:00 a.m., Eastern time, and at such date and time as established for any postponements or adjournments thereof, if any (the "Special Meeting"). The Special Meeting is being held to consider and vote upon (1) a proposal to approve a Plan of Fund Combination (the "Reorganization") which provides for (a) the transfer of all of the assets and liabilities of the Bond Fund to the Advance Capital I, Inc. Retirement Income Fund (the "Retirement Income Fund") and the conversion of all shares of voting stock of the Bond Fund into shares of voting stock of the Retirement Income Fund having an aggregate value equal to the aggregate value of the shares of the Bond Fund held by a Bond Fund shareholder immediately prior to the Reorganization and (2) such other business as may properly come before the Special Meeting. Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Advance Capital I, Inc. at One Towne Square, Suite 444, Southfield, Michigan 48076, or by calling 1-800-345-4783.

     The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

          1. The Statement of Additional Information of Advance Capital I, Inc., Funds, dated April 30, 2003 (file date: May 1, 2003; file no.: 33-13754; form type: 485POS);

          2. The Annual Report to Shareholders of Advance Capital I, Inc., Funds for the year ended December 31, 2003 (file date: March 5, 2004; file no.:
     811-05127; form type: N-CSR).

     This Statement of Additional Information consists of this cover page, the pro forma financial statements related to the proposed Reorganization and the documents that have been incorporated by reference.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Introductory Note to Unaudited Pro Forma Financial
  Statements................................................   B-2
Pro Forma Combined Schedule of Investments as of December
  31, 2003..................................................   B-3
Pro Forma Statements of Assets and Liabilities, as of
  December 31, 2003.........................................   B-9
Pro Forma Statements of Operations for the year ended
  December 31, 2003.........................................  B-10
Notes to Pro Forma Financial Statements.....................  B-11

         INTRODUCTORY NOTE TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS

     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Bond Fund to the Retirement Income Fund, accounted for as if Reorganization had occurred as of January 1, 2003. Unaudited pro forma financial information is presented as of and for the year ended December 31, 2003. Each pro forma combining statement has been prepared based upon the fee and expense structure of the Retirement Income Fund.

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                            AS OF DECEMBER 31, 2003
                                  (unaudited)

                                                                             RETIREMENT    PRO FORMA
                                  S&P                           BOND FUND    INCOME FUND    COMBINED     PRO FORMA
                                 CREDIT                         PRINCIPAL     PRINCIPAL    PRINCIPAL      COMBINED
FIXED INCOME SECURITIES          RATING   COUPON    MATURITY      AMOUNT       AMOUNT        AMOUNT        VALUE
-----------------------          ------   ------   ----------   ----------   -----------   ----------   ------------
ABN Amro Bank NV...............  A+        7.300    12/1/2026   $1,000,000   $1,500,000    $2,500,000   $  2,644,578
Lion Connecticut Holdings,
  Inc..........................  A+        6.750    9/15/2013            0    1,000,000     1,000,000      1,096,442
Lion Connecticut Holdings,
  Inc..........................  A+        7.250    8/15/2023    1,000,000            0     1,000,000      1,096,466
Alcan, Inc.....................  A-        7.250    3/15/2031            0    1,000,000     1,000,000      1,154,549
Allegiance Corp................  A         7.800   10/15/2016            0    1,000,000     1,000,000      1,238,237
Allstate Corp./The.............  A+        7.500    6/15/2013    1,000,000            0     1,000,000      1,185,818
Alcoa, Inc.....................  A-        6.500    6/15/2018    1,000,000    1,500,000     2,500,000      2,824,379
American Financial Group,
  Inc..........................  BBB       7.125   12/15/2007            0    1,000,000     1,000,000      1,069,781
American General Corp..........  AAA       7.500    7/15/2025    1,000,000            0     1,000,000      1,189,365
Anheuser-Busch Cos., Inc.......  A+        7.125     7/1/2017    1,000,000    1,500,000     2,500,000      2,844,288
Applied Materials, Inc.........  A-        7.125   10/15/2017    1,000,000    1,500,000     2,500,000      2,908,126
Archer-Daniels-Midland Co......  A+        8.375    4/15/2017            0    1,000,000     1,000,000      1,284,750
Archer-Daniels-Midland Co......  A+        7.125     3/1/2013    1,000,000            0     1,000,000      1,169,689
Associates Corp. of N.
  America......................  AA-       6.950    11/1/2018    1,000,000    1,000,000     2,000,000      2,298,386
Auburn Hills Trust.............  BBB      12.375     5/1/2020            0      400,000       400,000        576,325
Autozone, Inc..................  BBB+      5.500   11/15/2015    1,250,000    1,250,000     2,500,000      2,482,568
Aztar Corp.....................  B+        9.000    8/15/2011    1,000,000    1,100,000     2,100,000      2,304,749
BHP Finance USA Ltd............  A+        7.250     3/1/2016            0    1,000,000     1,000,000      1,187,025
Bank One Corp..................  A-        7.750    7/15/2025            0    1,000,000     1,000,000      1,216,859
Bank One Corp..................  A-        7.625   10/15/2026    1,250,000            0     1,250,000      1,509,148
Bank of New York Co., Inc......  A         4.600    6/15/2018    1,000,000            0     1,000,000        908,885
Bankers Trust Corp.............  A         7.500   11/15/2015    1,000,000    1,500,000     2,500,000      2,941,307
Barclays Bank Plc..............  AA-       7.400   12/15/2009    1,000,000            0     1,000,000      1,172,031
Bear Stearns Cos., Inc./The....  A         4.650     7/2/2018    1,000,000    1,000,000     2,000,000      1,827,934
Beazer Homes USA, Inc..........  BB        8.375    4/15/2012      500,000            0       500,000        551,250
Bell Canada....................  A         9.500   10/15/2010    1,000,000    1,250,000     2,250,000      2,794,328
Bellsouth Capital Funding......  A+        7.875    2/15/2030    1,000,000    1,000,000     2,000,000      2,426,806
Bowater, Inc...................  BB+       9.500   10/15/2012            0      700,000       700,000        793,021
Boyd Gaming Corp...............  B+        7.750   12/15/2012    1,010,000    1,000,000     2,010,000      2,150,700
Brunswick Corp.................  BBB       7.375     9/1/2023            0      975,000       975,000      1,048,429
Burlington Northern, Inc.......  BBB+      8.750    2/25/2022      500,000    1,000,000     1,500,000      1,932,300
Burlington Resources, Inc......  BBB+      9.125    10/1/2021            0      700,000       700,000        929,275
Burlington Resources, Inc......  BBB+      8.200    3/15/2025      750,000            0       750,000        937,909
Cigna Corp.....................  BBB       7.650     3/1/2023            0    1,500,000     1,500,000      1,644,878
Cigna Corp.....................  BBB       7.875    5/15/2027    1,000,000            0     1,000,000      1,155,504
CRA Finance Ltd................  A+        7.125    12/1/2013            0      500,000       500,000        530,734
CSC Holdings, Inc..............  BB-       7.625     4/1/2011    1,000,000    1,000,000     2,000,000      2,105,000
ABC, Inc.......................  BBB+      8.750    8/15/2021    1,242,000            0     1,242,000      1,519,155
Capital One Bank...............  BB+       6.500    6/13/2013    1,250,000    1,250,000     2,500,000      2,621,032
Champion International Corp....  BBB       7.350    11/1/2025    1,000,000    1,000,000     2,000,000      2,216,474
Chase Capital I................  A-        7.670    12/1/2026    1,000,000            0     1,000,000      1,101,171
Mandalay Resort Group..........  BB-       7.625    7/15/2013            0      450,000       450,000        478,125

                  See Notes to Pro Forma Financial Statements

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                     AS OF DECEMBER 31, 2003 -- (CONTINUED)
                                  (unaudited)

                                                                             RETIREMENT    PRO FORMA
                                  S&P                           BOND FUND    INCOME FUND    COMBINED     PRO FORMA
                                 CREDIT                         PRINCIPAL     PRINCIPAL    PRINCIPAL      COMBINED
FIXED INCOME SECURITIES          RATING   COUPON    MATURITY      AMOUNT       AMOUNT        AMOUNT        VALUE
-----------------------          ------   ------   ----------   ----------   -----------   ----------   ------------
Mandalay Resort Group..........  BB+       6.450     2/1/2006   $  500,000   $        0    $  500,000   $    521,250
Citicorp.......................  A+        7.250   10/15/2011    1,000,000    1,000,000     2,000,000      2,326,388
Clark Equipment Co.............  BBB+      8.000     5/1/2023            0      500,000       500,000        586,889
Columbia Energy Group..........  BBB       7.320   11/28/2010      500,000    1,250,000     1,750,000      1,897,146
Comcast Cable Communications...  BBB       8.875     5/1/2017    1,000,000            0     1,000,000      1,286,491
Comcast Cable Communications...  BBB       7.125    6/15/2013            0    1,000,000     1,000,000      1,138,705
Comerica Bank..................  A-        7.125    12/1/2013            0    1,500,000     1,500,000      1,680,651
Comerica Bank..................  A-        8.375    7/15/2024      800,000            0       800,000        947,523
Commonwealth Edison Co.........  BBB+      6.950    7/15/2018    1,000,000    1,000,000     2,000,000      2,262,486
Computer Sciences Corp.........  A         5.000    2/15/2013      950,000    1,000,000     1,950,000      1,972,665
ConAgra Foods, Inc.............  BBB       9.750     3/1/2021            0      500,000       500,000        670,898
Constellation Energy Grp.,
  Inc..........................  BBB+      7.600     4/1/2032    1,000,000    1,000,000     2,000,000      2,340,788
Continental Cablevision........  BBB       9.500     8/1/2013            0      500,000       500,000        577,554
Continental Corp...............  BBB-      8.375    8/15/2012            0      600,000       600,000        623,541
COX Communications, Inc........  BBB       6.400     8/1/2008      700,000            0       700,000        768,583
COX Communications, Inc........  BBB       6.850    1/15/2018            0    1,250,000     1,250,000      1,379,795
Credit Suisse First Boston
  USA..........................  A+        6.125   11/15/2011    1,000,000    1,500,000     2,500,000      2,721,830
DR Horton, Inc.................  BB        8.000     2/1/2009      750,000    1,000,000     1,750,000      1,977,500
DaimlerChrysler................  BBB       7.750    1/18/2011    1,000,000    1,000,000     2,000,000      2,287,116
Darden Restaurants, Inc........  BBB+      7.125     2/1/2016    1,000,000    1,000,000     2,000,000      2,301,016
Morgan Stanley.................  A+        6.750   10/15/2013            0    1,250,000     1,250,000      1,401,641
Deere & Co.....................  A-        8.950    6/15/2019    1,000,000            0     1,000,000      1,233,704
Deutsche Telekom
  International................  BBB+      8.500    6/15/2010      750,000            0       750,000        906,837
Walt Disney Co.................  BBB+      6.300    1/25/2022            0    1,000,000     1,000,000        979,368
Dominion Resources, Inc........  BBB+      6.300    3/15/2033    1,000,000    1,000,000     2,000,000      2,026,062
Dow Capital BV.................  A-        8.700    5/15/2022            0      920,000       920,000        947,991
Dresdner Bank AG...............  A-        7.250    9/15/2015    1,000,000    1,500,000     2,500,000      2,870,855
Duke Energy Corp...............  BBB+      6.000    12/1/2028    1,250,000    1,500,000     2,750,000      2,676,408
Eastman Chemical Co............  BBB       7.250    1/15/2024    1,250,000    1,000,000     2,250,000      2,390,425
Eaton Corp.....................  A-        8.100    8/15/2022      500,000    1,000,000     1,500,000      1,832,792
Echostar DBS Corp..............  BB-       9.375     2/1/2009    1,000,000    1,000,000     2,000,000      2,102,500
Electronic Data Systems
  Corp.........................  BBB       7.125   10/15/2009    1,159,000    1,000,000     2,159,000      2,304,733
EOG Resources, Inc.............  BBB+      6.000   12/15/2008            0    1,250,000     1,250,000      1,369,514
Freddie Mac....................  AAA       5.000    3/27/2018    2,500,000    2,500,000     5,000,000      4,882,230
FedEx Corp.....................  BBB+      8.760    5/22/2015      750,000            0       750,000        893,745
FedEx Corp.....................  BBB+      7.630     1/1/2015            0    1,000,000     1,000,000      1,135,930
Federal Home Loan Bank
  System.......................  AAA       5.000    5/25/2018    1,000,000            0     1,000,000        972,188
Federal Home Loan Bank
  System.......................  AAA       5.080    7/16/2018    1,000,000            0     1,000,000        967,188
Federal Home Loan Bank
  System.......................  AAA       6.000    9/11/2017    1,000,000            0     1,000,000      1,000,000
Federal Home Loan Bank
  System.......................  AAA       6.000    11/6/2017    2,000,000            0     2,000,000      2,000,000
Federal Home Loan Bank
  System.......................  AAA       5.730    2/20/2018    2,000,000            0     2,000,000      2,005,625
Federal Home Loan Bank
  System.......................  AAA       5.450    4/16/2018            0    2,000,000     2,000,000      1,989,375

                  See Notes to Pro Forma Financial Statements

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                     AS OF DECEMBER 31, 2003 -- (CONTINUED)
                                  (unaudited)

                                                                             RETIREMENT    PRO FORMA
                                  S&P                           BOND FUND    INCOME FUND    COMBINED     PRO FORMA
                                 CREDIT                         PRINCIPAL     PRINCIPAL    PRINCIPAL      COMBINED
FIXED INCOME SECURITIES          RATING   COUPON    MATURITY      AMOUNT       AMOUNT        AMOUNT        VALUE
-----------------------          ------   ------   ----------   ----------   -----------   ----------   ------------
Federal Home Loan Bank
  System.......................  AAA       5.600    4/30/2018   $        0   $2,000,000    $2,000,000   $  2,001,250
Federal Home Loan Bank
  System.......................  AAA       5.400    5/21/2018    1,000,000    1,000,000     2,000,000      1,985,626
Federal Home Loan Bank
  System.......................  AAA       6.000   10/15/2018            0    1,500,000     1,500,000      1,515,938
Fannie Mae.....................  AAA       5.660     8/6/2018    1,000,000            0     1,000,000      1,007,500
Fannie Mae.....................  AAA       5.400    5/14/2018    1,500,000    1,500,000     3,000,000      2,985,000
First Union Instit. Capital
  II...........................  BBB+      7.850     1/1/2027    1,000,000    1,000,000     2,000,000      2,259,608
Flextronics....................  BB-       6.500    5/15/2013    1,500,000    1,250,000     2,750,000      2,846,250
Ford Motor Co..................  BBB-      6.500     8/1/2018      500,000            0       500,000        489,848
Forest Oil Corp................  BB        8.000    6/15/2008      750,000    1,000,000     1,750,000      1,907,500
GCI, Inc.......................  B+        9.750     8/1/2007    1,000,000    1,250,000     2,250,000      2,317,500
Ginnie Mae.....................  AAA       5.500    7/20/2033    1,490,121            0     1,490,121      1,512,290
Ginnie Mae.....................  AAA       5.500    3/20/2033    1,235,696            0     1,235,696      1,254,079
Ginnie Mae.....................  AAA       5.500    7/20/2033      973,151    1,459,727     2,432,878      2,469,072
Ginnie Mae.....................  AAA       5.500    9/20/2033    1,485,692    1,485,692     2,971,384      3,015,590
Ginnie Mae.....................  AAA       5.500   10/20/2033            0      994,100       994,100      1,008,889
GTE Corp.......................  A+        8.750    11/1/2021            0    1,500,000     1,500,000      1,847,070
GTE Corp.......................  A+        6.840    4/15/2018    1,000,000            0     1,000,000      1,093,483
Gabelli Asset Management.......  BBB       5.500    5/15/2013    1,000,000            0     1,000,000        969,410
General Electric Capital
  Corp.........................  AAA       8.300    9/20/2009            0    1,000,000     1,000,000      1,220,981
General Electric Capital
  Corp.........................  AAA       6.000    6/15/2012    1,000,000            0     1,000,000      1,084,453
General Motors Corp............  BBB       7.700    4/15/2016    1,000,000            0     1,000,000      1,114,658
General Motors Corp............  BBB       8.100    6/15/2024            0    1,000,000     1,000,000      1,070,330
Georgia-Pacific Corp...........  BB+       9.375     2/1/2013    1,000,000    1,000,000     2,000,000      2,300,000
Goldman Sachs Group, Inc.......  A+        6.600    1/15/2012    1,000,000            0     1,000,000      1,117,530
Goldman Sachs Group LP*........  A+        8.000     3/1/2013            0    1,000,000     1,000,000      1,196,682
Goodrich Corp..................  BBB-      6.450    4/15/2008      500,000            0       500,000        548,896
Goodrich Corp..................  BBB-      6.800     2/1/2018      250,000      500,000       750,000        820,662
Gulfmark Offshore, Inc.........  BB-       8.750     6/1/2008      750,000      750,000     1,500,000      1,552,500
HMH Properties, Inc............  B+        8.450    12/1/2008      327,000      567,000       894,000        931,996
HSBC America Capital Trust
  II*..........................  A-        8.380    5/15/2027    1,000,000            0     1,000,000      1,161,065
Hertz Corp.....................  BBB-      6.625    5/15/2008      250,000      700,000       950,000        991,208
Hilton Hotels Corp.............  BBB-      7.200   12/15/2009            0    1,500,000     1,500,000      1,642,500
Household Finance Corp.........  A         6.375     8/1/2010    1,000,000            0     1,000,000      1,106,409
Household Finance Corp.........  A         7.625    5/17/2032            0    1,500,000     1,500,000      1,813,623
Reliant Energy HL&P............  BBB       9.150    3/15/2021      500,000      800,000     1,300,000      1,735,282
K Hovnanian Enterprises,
  Inc..........................  B+        8.875     4/1/2012    1,000,000    1,000,000     2,000,000      2,200,000
Husky Oil Co...................  BBB       7.550   11/15/2016      895,000    1,000,000     1,895,000      2,243,176
Hydro Quebec...................  AAA       8.400    1/15/2022      300,000            0       300,000        395,300
ITT Corp.......................  BB+       7.375   11/15/2015            0    1,000,000     1,000,000      1,070,000
Indianapolis Power & Light.....  BB+       7.050     2/1/2024            0    1,000,000     1,000,000      1,015,410
IBM Corp.......................  A+        8.375    11/1/2019            0    1,500,000     1,500,000      1,965,662
Interpool, Inc.................  B+        7.350     8/1/2007    1,250,000    1,250,000     2,500,000      2,403,126

                  See Notes to Pro Forma Financial Statements

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                     AS OF DECEMBER 31, 2003 -- (CONTINUED)
                                  (unaudited)

                                                                             RETIREMENT    PRO FORMA
                                  S&P                           BOND FUND    INCOME FUND    COMBINED     PRO FORMA
                                 CREDIT                         PRINCIPAL     PRINCIPAL    PRINCIPAL      COMBINED
FIXED INCOME SECURITIES          RATING   COUPON    MATURITY      AMOUNT       AMOUNT        AMOUNT        VALUE
-----------------------          ------   ------   ----------   ----------   -----------   ----------   ------------
JPM Capital Trust II...........  A-        7.950     2/1/2027   $        0   $1,000,000    $1,000,000   $  1,128,821
JP Morgan Chase & Co...........  A         6.625    3/15/2012      500,000            0       500,000        558,556
Jefferies Group, Inc...........  BBB       7.750    3/15/2012    1,000,000    1,250,000     2,250,000      2,517,041
Jersey Central Power & Light...  BBB       6.750    11/1/2025      500,000    1,000,000     1,500,000      1,471,583
KB Home........................  BB-       9.500    2/15/2011      750,000    1,500,000     2,250,000      2,508,750
Kerr-McGee Corp................  BBB       7.000    11/1/2011      700,000    1,500,000     2,200,000      2,205,045
Kimberly-Clark Corp............  AA-       6.250    7/15/2018    1,000,000            0     1,000,000      1,123,550
Knight-Ridder, Inc.............  A         9.875    4/15/2009       50,000            0        50,000         64,061
Lehman Brothers Holdings,
  Inc..........................  A         8.500     8/1/2015    1,000,000    1,000,000     2,000,000      2,474,036
Leucadia National Corp.*.......  BBB-      7.000    8/15/2013    1,250,000    1,250,000     2,500,000      2,500,000
Eli Lilly & Co.................  AA        7.125     6/1/2025            0    1,100,000     1,100,000      1,300,327
Lincoln National Corp..........  A-        7.000    3/15/2018      891,000            0       891,000      1,029,218
Lockheed Martin Corp...........  BBB       7.650     5/1/2016      500,000            0       500,000        607,459
Loews Corp.....................  A         8.875    4/15/2011    1,000,000            0     1,000,000      1,193,357
Louisiana Land & Exploration...  BBB+      7.625    4/15/2013            0    1,000,000     1,000,000      1,147,947
Louisiana Land & Exploration...  BBB+      7.650    12/1/2023      750,000            0       750,000        838,266
MBIA, Inc......................  AA        9.375    2/15/2011      750,000            0       750,000        977,459
MBNA Corp......................  BBB       7.500    3/15/2012    1,000,000            0     1,000,000      1,161,833
Mandalay Resort Group..........  BB-      10.250     8/1/2007      500,000    1,000,000     1,500,000      1,732,500
Masco Corp.....................  BBB+      6.625    4/15/2018    1,250,000            0     1,250,000      1,377,998
Masco Corp.....................  BBB+      6.500    8/15/2032            0    1,400,000     1,400,000      1,469,364
Mastec, Inc....................  B+        7.750     2/1/2008      875,000      875,000     1,750,000      1,767,500
May Department Stores
  Co./The......................  BBB+      8.300    7/15/2026    1,000,000    1,000,000     2,000,000      2,198,156
McDonald's Corp................  A-        7.310    9/15/2027    1,000,000    1,500,000     2,500,000      2,670,835
Mellon Capital II..............  A-        7.995    1/15/2027    1,000,000            0     1,000,000      1,140,314
Meritor Automotive, Inc........  BB+       6.800    2/15/2009    1,000,000    1,000,000     2,000,000      2,100,000
Merrill Lynch & Co., Inc.......  A+        6.875   11/15/2018    1,000,000    1,000,000     2,000,000      2,303,054
Michaels Stores, Inc...........  BB+       9.250     7/1/2009      800,000    1,000,000     1,800,000      1,986,750
Mirage Resorts, Inc............  BB+       7.250     8/1/2017    1,500,000    1,500,000     3,000,000      3,030,000
Morgan Stanley Group, Inc......  A+        7.250   10/15/2023    1,000,000            0     1,000,000      1,036,390
Morgan Stanley Group, Inc......  A+        7.000    10/1/2013            0    1,000,000     1,000,000      1,130,318
Motorola, Inc..................  BBB       7.625   11/15/2010      500,000      750,000     1,250,000      1,436,625
NCNB Corp......................  A        10.200    7/15/2015            0    1,000,000     1,000,000      1,395,881
National City Corp.............  A-        6.875    5/15/2019    1,000,000    1,000,000     2,000,000      2,308,662
Bank of America Corp...........  A         7.800    9/15/2016    1,000,000            0     1,000,000      1,219,991
Entergy New Orleans, Inc.......  BBB       8.000     3/1/2023            0      600,000       600,000        623,396
New York Telephone Co..........  A+        7.250    2/15/2024      500,000            0       500,000        517,091
News America Holdings..........  BBB-      8.250    8/10/2018            0    1,000,000     1,000,000      1,230,120
News America Holdings..........  BBB-      8.000   10/17/2016    1,000,000            0     1,000,000      1,214,821
Nextel Communications, Inc.....  B+        9.375   11/15/2009    1,000,000    1,000,000     2,000,000      2,180,000
Noble Drilling Corp............  A-        7.500    3/15/2019    1,000,000    1,000,000     2,000,000      2,329,652
Norsk Hydro ASA................  A         9.000    4/15/2012      750,000    1,500,000     2,250,000      2,842,511

                  See Notes to Pro Forma Financial Statements

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                     AS OF DECEMBER 31, 2003 -- (CONTINUED)
                                  (unaudited)

                                                                             RETIREMENT    PRO FORMA
                                  S&P                           BOND FUND    INCOME FUND    COMBINED     PRO FORMA
                                 CREDIT                         PRINCIPAL     PRINCIPAL    PRINCIPAL      COMBINED
FIXED INCOME SECURITIES          RATING   COUPON    MATURITY      AMOUNT       AMOUNT        AMOUNT        VALUE
-----------------------          ------   ------   ----------   ----------   -----------   ----------   ------------
Nova Gas Transmission..........  A-        7.875     4/1/2023   $        0   $  600,000    $  600,000   $    705,763
Ohio Power Co..................  BBB       6.375    7/15/2033    1,000,000    1,000,000     2,000,000      1,999,848
Oklahoma Gas & Electric........  BBB+      7.300   10/15/2025      850,000    1,500,000     2,350,000      2,466,983
Pacific Bell...................  A+        6.875    8/15/2023            0    1,000,000     1,000,000      1,014,652
Park Place Entertainment
  Corp.........................  BB-       9.375    2/15/2007      500,000            0       500,000        566,250
Park Place Entertainment
  Corp.........................  BB-       8.875    9/15/2008            0      500,000       500,000        566,250
Parker Drilling Co.............  B-       10.125   11/15/2009      850,000    1,250,000     2,100,000      2,226,000
Pepco Holdings, Inc............  BBB       7.450    8/15/2032    1,000,000    1,000,000     2,000,000      2,280,686
Koninklijke Philips
  Electronic...................  BBB+      7.250    8/15/2013      500,000    1,500,000     2,000,000      2,304,712
ConocoPhillips.................  A-        7.125    3/15/2028    1,000,000            0     1,000,000      1,061,398
ConocoPhillips.................  A-        6.650    7/15/2018            0    1,000,000     1,000,000      1,139,927
Placer Dome, Inc...............  BBB+      7.750    6/15/2015      500,000    1,000,000     1,500,000      1,803,170
Potomac Electric Power.........  A-        7.375    9/15/2025      500,000            0       500,000        533,287
Pride International, Inc.......  BB        9.375     5/1/2007      404,000      538,000       942,000        970,260
Public Service Electric &
  Gas..........................  A-        7.000     9/1/2024    1,000,000    1,500,000     2,500,000      2,558,368
Radiologix, Inc................  B        10.500   12/15/2008      900,000    1,200,000     2,100,000      2,100,000
Regions Financial Corp.........  A-        7.750    9/15/2024      869,000            0       869,000      1,049,864
Republic New York Corp.........  A         9.125    5/15/2021            0    1,000,000     1,000,000      1,300,571
Rogers Cantel, Inc.............  BB+       9.750     6/1/2016            0    1,000,000     1,000,000      1,205,000
Rogers Cantel, Inc.............  BB-       8.800    10/1/2007      500,000            0       500,000        513,750
Royal Bank of Scotland Group...  A+        6.375     2/1/2011    1,113,000    1,000,000     2,113,000      2,355,558
Royal Carribean Cruises Ltd....  BB+       8.750     2/2/2011    1,250,000    1,250,000     2,500,000      2,825,000
Santander Financial
  Issuances....................  A-        7.250    11/1/2015            0    1,250,000     1,250,000      1,398,605
Santander Financial
  Issuances....................  A-        6.375    2/15/2011      750,000            0       750,000        831,750
Ocean Energy, Inc..............  BBB-      7.500    9/15/2027    1,000,000    1,000,000     2,000,000      2,242,424
Ship Finance International
  Ltd*.........................  B         8.500   12/15/2013    1,000,000    1,000,000     2,000,000      1,980,000
Southern Power Co.*............  BBB+      4.875    7/15/2015    1,000,000    1,000,000     2,000,000      1,906,186
Southwestern Bell Telephone....  A+        6.625     9/1/2024    1,000,000            0     1,000,000      1,023,970
Sprint Corp.-FON Group.........  BBB-      9.250    4/15/2022    1,000,000    1,100,000     2,100,000      2,550,431
Stagecoach Group Plc...........  BBB-      8.625   11/15/2009      500,000            0       500,000        575,000
Station Casinos, Inc...........  B+        9.875     7/1/2010            0    1,000,000     1,000,000      1,100,000
Janus Capital Group, Inc.......  BBB+      7.000    11/1/2006    1,000,000    1,250,000     2,250,000      2,458,447
Sun Microsystems, Inc..........  BBB       7.650    8/15/2009      500,000      500,000     1,000,000      1,138,820
Swiss Bank Corp................  AA        7.375    7/15/2015    1,000,000            0     1,000,000      1,200,134
Northrop Grumman...............  BBB       6.250    1/15/2010    1,000,000            0     1,000,000      1,060,161
Northrop Grumman...............  BBB       9.375    4/15/2021            0    1,000,000     1,000,000      1,293,120
Teekay Shipping Corp...........  BB-       8.875    7/15/2011    1,000,000    1,250,000     2,250,000      2,553,750
Tembec Industries, Inc.........  BB        8.500     2/1/2011    1,000,000    1,000,000     2,000,000      2,070,000
Tesoro Petroleum Corp..........  B         9.000     7/1/2008      500,000    1,000,000     1,500,000      1,556,250
Thomas & Betts Corp............  BBB-      7.250     6/1/2013    1,000,000    1,000,000     2,000,000      2,060,000
Time Warner Cos., Inc..........  BBB+      9.125    1/15/2013            0    1,000,000     1,000,000      1,270,477
Time Warner Cos., Inc..........  BBB+      7.250   10/15/2017    1,000,000            0     1,000,000      1,137,876

                  See Notes to Pro Forma Financial Statements

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                     AS OF DECEMBER 31, 2003 -- (CONTINUED)
                                  (unaudited)

                                                                             RETIREMENT    PRO FORMA
                                  S&P                           BOND FUND    INCOME FUND    COMBINED     PRO FORMA
                                 CREDIT                         PRINCIPAL     PRINCIPAL    PRINCIPAL      COMBINED
FIXED INCOME SECURITIES          RATING   COUPON    MATURITY      AMOUNT       AMOUNT        AMOUNT        VALUE
-----------------------          ------   ------   ----------   ----------   -----------   ----------   ------------
Toys R US, Inc.................  BBB-      7.875    4/15/2013   $1,000,000   $1,250,000    $2,250,000   $  2,420,438
Transamerica Capital II*.......  A-        7.650    12/1/2026    1,000,000    1,500,000     2,500,000      2,689,258
Transocean, Inc................  A-        7.375    4/15/2018    1,000,000    1,000,000     2,000,000      2,313,608
Travelers Property Casualty....  A-        7.750    4/15/2026    1,000,000            0     1,000,000      1,204,965
Turner Broadcasting System.....  BBB+      8.375     7/1/2013            0      750,000       750,000        916,246
USX Corp.......................  BBB+      9.375    2/15/2012            0      750,000       750,000        963,063
USX Corp.......................  BBB+      9.375    5/15/2022      625,000            0       625,000        820,988
Union Pacific Corp.............  BBB       8.350     5/1/2025            0    1,500,000     1,500,000      1,661,115
Union Pacific Resources
  Group........................  BBB+      7.150    5/15/2028    1,000,000    1,200,000     2,200,000      2,478,698
Unisys Corp....................  BB+       6.875    3/15/2010    1,000,000    1,500,000     2,500,000      2,706,250
United Rentals North
  America*.....................  B+        7.750   11/15/2013    1,000,000    1,250,000     2,250,000      2,297,813
U.S. Treasury..................            5.375    2/15/2031    2,000,000            0     2,000,000      2,083,750
U.S. Treasury..................            4.000   11/15/2012    1,000,000      500,000     1,500,000      1,483,594
Valassis Communications,
  Inc..........................  BBB-      6.625    1/15/2009    1,050,000    1,500,000     2,550,000      2,764,157
Washington Mutual, Inc.........  BBB       8.250     4/1/2010    1,000,000    1,250,000     2,250,000      2,705,459
CBS Corp.......................  A-        8.625     8/1/2012            0      750,000       750,000        929,879
Weyerhaeuser Co................  BBB       6.950     8/1/2017      955,000    1,000,000     1,955,000      2,122,631
Winn-Dixie Stores, Inc.........  BB        8.875     4/1/2008    1,000,000    1,200,000     2,200,000      2,233,000
Witco Corp.....................  BB+       6.125     2/1/2006            0      500,000       500,000        510,000
Wyeth..........................  A         6.450     2/1/2024    1,000,000    1,000,000     2,000,000      2,049,610
Repurchase agreements -- Fifth
  Third Bank...................                                  1,905,993      875,780     2,781,773      2,781,773
                                                                                                        ------------
    Total......................                                                                         $372,553,285
                                                                                                        ============


                  See Notes to Pro Forma Financial Statements

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (unaudited)

                                                         RETIREMENT     PRO FORMA     PRO FORMA
                                          BOND FUND     INCOME FUND    ADJUSTMENTS     COMBINED
                                         ------------   ------------   -----------   ------------
Assets:
  Investments, at value (cost
     $165,417,627, $185,102,232 and
     $350,519,859, respectively).......  $174,030,556   $198,522,729                 $372,553,285
  Cash.................................        61,895            144                       62,039
  Receivables
     Dividends and interest............     3,011,547      3,498,896                    6,510,443
  Prepaid expenses.....................         9,231         10,115                       19,346
                                         ------------   ------------                 ------------
     Total assets......................   177,113,229    202,031,884                  379,145,113
Liabilities:
  Payable to affiliated entities
     Investment advisory fees..........        59,813         85,498                      145,311
     Distribution fees.................         2,414          2,754                        5,168
  Accounts payable and accrued
     expenses..........................        12,056         14,510                       26,566
  Capital shares payable...............             0          1,200                        1,200
  Distributions payable................        16,939         12,654                       29,593
                                         ------------   ------------                 ------------
     Total liabilities.................        91,222        116,616                      207,838
                                         ------------   ------------                 ------------
Net assets.............................  $177,022,007   $201,915,268                 $378,937,275
                                         ============   ============                 ============
Net assets:
  Paid in capital......................  $170,275,488   $203,067,792                 $373,343,280
  Accumulated undistributed net
     realized loss on investments......    (1,897,268)   (14,588,408)                 (16,485,676)
  Accumulated undistributed net
     investment income.................        30,858         15,387                       46,245
  Net unrealized appreciation of
     investments.......................     8,612,929     13,420,497                   22,033,426
                                         ------------   ------------                 ------------
     Total net assets..................  $177,022,007   $201,915,268                 $378,937,275
                                         ============   ============                 ============
Shares outstanding.....................    17,559,502     20,070,243     37,119*       37,666,864
Net asset value per share:.............  $      10.08   $      10.06                 $      10.06
                                         ============   ============                 ============

---------------

* Adjustment to convert the Bond Fund shares outstanding to Retirement Income Fund shares outstanding using the Retirement Income Fund net asset value per share.

                  See Notes to Pro Forma Financial Statements

                       PRO FORMA STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003
                                  (unaudited)

                                                                    RETIREMENT      PRO FORMA
                                                     BOND FUND     INCOME FUND      COMBINED
                                                    ------------   ------------   -------------
Investment income:
  Interest........................................  $ 10,570,935   $ 13,748,569   $  24,319,504
                                                    ------------   ------------   -------------
     Total income.................................    10,570,935     13,748,569      24,319,504
Expenses:
  Paid to affiliates:
     Investment advisory fees (Note 4)............       649,490      1,009,138       1,658,628
     Distribution fees............................       405,932        505,921         911,853
  Paid to others:
     Custodial fees...............................        17,106         19,391          36,497
     Directors fees and expenses..................        13,721         16,170          29,891
     Professional fees............................        13,098         14,658          27,756
     Shareholder reporting costs..................        33,563         37,848          71,411
     Registration and filing fees.................         7,515          4,876          12,391
     Other operating expenses.....................        16,960         21,040          38,000
                                                    ------------   ------------   -------------
     Total expenses...............................     1,157,385      1,629,042       2,786,427
                                                    ------------   ------------   -------------
Net investment income.............................     9,413,550     12,119,527      21,533,077
Realized loss on investments:
  Proceeds from securities sold...................    60,193,334     79,022,132     139,215,466
  Cost of securities sold.........................   (58,662,314)   (78,036,814)   (136,699,128)
                                                    ------------   ------------   -------------
     Net realized gain on investments.............     1,531,020        985,318       2,516,338
Unrealized gain on investments:
  Appreciation, beginning of year.................     5,640,786      7,687,119      13,327,905
  Appreciation, end of year.......................     8,612,929     13,420,497      22,033,426
                                                    ------------   ------------   -------------
     Net change in unrealized gain................     2,972,143      5,733,378       8,705,521
                                                    ------------   ------------   -------------
Net gain on investments...........................     4,503,163      6,718,696      11,221,859
                                                    ------------   ------------   -------------
Net increase in net assets resulting from
  operations......................................  $ 13,916,713   $ 18,838,223   $  32,754,936
                                                    ============   ============   =============

                  See Notes to Pro Forma Financial Statements

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)

     1. Basis of Combination. The unaudited Pro Forma Combined Schedules of Portfolio Investments, Statements of Assets and Liabilities and Statements of Operations reflect (i) the accounts of the Bond Fund and the Retirement Income Fund as if the proposed reorganization occurred as of January 1, 2003. These statements have been derived from books and records utilized in calculating daily net asset value at December 31, 2003.

     The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time"), substantially all of the assets and liabilities of the Bond Fund will be transferred such that at and after the Effective Time, substantially all of the assets and liabilities of the Bond Fund will become assets and liabilities of the Retirement Income Fund. In exchange for the transfer of assets and liabilities, the Retirement Income Fund will issue to the shareholders of the Bond Fund full and fractional shares of the designated classes of common stock of the Retirement Income Fund. The number of shares so issued will be in equal value to the full and fractional shares of the Bond Fund that are outstanding immediately prior to the Effective Time. At and after the Effective Time, all debts, liabilities and obligations of the Bond Fund will attach to the Retirement Income Fund and may thereafter be enforced against the Retirement Income Fund to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

     Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Bond Fund of the assets of the Retirement Income Fund will be the fair market value of such on the Effective Date of the Reorganization. The Retirement Income Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Retirement Income Fund of the assets of the Bond Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Retirement Income Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Retirement Income Fund shares issued, and such costs. For accounting purposes, the Retirement Income Fund is the survivor of the Reorganization. The pro forma statements reflect the combined results of operations of the Bond Fund and the Retirement Income Fund. However, should the Reorganization be effected, the statement of operations of the Retirement Income Fund will not be restated for pre-combination period results of the Bond Fund.

     The Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Bond Fund and the Retirement Income Fund incorporated by reference in the Statement of Additional Information.

     The Bond Fund and the Retirement Income Fund are each separate portfolios of Advance Capital I, Inc., which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").

     2. Service Providers. Advance Capital Management, Inc. (the "Advisor"), will serve as the investment advisor to the combined Fund. Advance Capital Group, Inc. (the "Administrator") will serve as the administrator, transfer agent and fund accountant to the combined Fund. Fifth Third Bank will serve as the custodian to the combined Fund. Advance Capital Services, Inc., will serve as the distributor to the combined Fund.

     3. Fees. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate equal to 0.40% of the average daily net assets of the Bond Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate equal to 0.50% of the first $200,000,000 of average daily net assets of the Retirement Income Fund and 0.40% of the average daily net assets in excess of $200,000,000. Such fees are accrued daily and paid monthly.

     4. Pro Forma Combined Columns. The pro forma combined column of the statements of operations reflects the expense rates which would have been in effect if the Bond Fund had been combined with the Retirement Income Fund for the year ended December 31, 2003. The Retirement Income Fund Assets exceed the $200 million level on which the 0.50% annual management fee is charged. As a result, all additional assets, including those resulting from the Reorganization, will be charged the annual management fee of 0.40%, the same figure charged the Bond Fund during the year ended December 31, 2003. As a result, there are no factually supportable events directly attributable to the transaction and expected to have a continuing impact on the Company which would require pro forma adjustments. There are certain other expenses that may be reduced because they are partially based on the number of funds in the complex. These include professional fees and registration and filing fees. There are also certain expenses that may not increase in proportion to the increase in assets from the Reorganization. These include directors fees and insurance expenses. No adjustments have been made, however, because the effect of such possible reduction cannot be determined at this time. All other appropriate adjustments have been made.

     5. Portfolio Valuation, Securities Transactions and Related Income. All significant accounting policies can be found in the footnotes to the Annual Reports of the Advance Capital I, Inc. Funds.

     6. Capital Shares. The pro forma net asset value per share assumes the issuance of shares of the Retirement Income Fund, which would have occurred at December 31, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                                            SHARES         ADDITIONAL SHARES       PRO FORMA
                                        OUTSTANDING AT       ISSUED IN THE         SHARES AT
                                       DECEMBER 31, 2003    REORGANIZATION     DECEMBER 31, 2003
                                       -----------------   -----------------   -----------------
Retirement Income Fund...............     20,070,243          17,596,621          37,666,864

     7. Reorganization Costs. All costs associated with the Reorganization will be paid by Advance Capital Management, Inc, the adviser for both funds.